Ownership of Coal-fired Facilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Ownership of Coal-fired Facilities [Abstract]
Ownership Interests

	DP&L Share		DPL Carrying value
Jointly owned production units and stations:	Ownership (%)	Summer Production Capacity (MW)	Gross Plant in Service ($ in millions)	Accumulated Depreciation ($ in millions)	Construction Work in Process ($ in millions)	SCR and FGD Equipment Installed and in Service (Yes/No)

Conesville Unit 4	16.5	129	$25	$2	$1	Yes
Killen Station	67.0	402	308	22	4	Yes
Miami Fort Units 7 and 8	36.0	368	214	26	3	Yes
Stuart Station	35.0	808	220	17	12	Yes
Zimmer Station	28.1	371	185	37	4	Yes
Transmission (at varying percentages)		n/a	42	6	-
Total		2,078	$994	$110	$24

	DP&L Share		DPL Carrying Value
	Ownership (%)	Summer Production Capacity (MW)	Gross Plant In Service ($ in millions)	Accumulated Depreciation ($ in millions)	Construction Work in Process ($ in millions)	SCR and FGD Equipment Installed and in Service (Yes/No)
Jointly-owned production units
Conesville - Unit 4	16.5	129	$24	$2	$1	Yes
Killen - Unit 2	67.0	402	308	19	2	Yes
Miami Fort - Units 7 and 8	36.0	368	214	23	2	Yes
Stuart - Units 1 through 4	35.0	808	219	16	14	Yes
Zimmer - Unit 1	28.1	371	182	35	6	Yes
Transmission (at varying percentages)			42	6	-
Total		2,078	$989	$101	$25